IOWA PUBLIC AGENCY INVESTMENT TRUST


   [GRAPHIC OMITTED]


        IPAIT


    www.ipait.org







Semi-Annual Financial Report
Diversified Fund
Direct Government Obligation Fund


December 31, 2004






                                Sponsored by the
                     Iowa Association of Municipal Utilities
                       Iowa State Association of Counties
                              Iowa League of Cities

Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2004. Over the past six months we have seen a lot of change in short-term rates that directly impact how the IPAIT program serves its participants.

The Federal Reserve chose to raise rates five times in the last half of 2004, moving the Fed Funds overnight rate from 1.00 percent to 2.25 percent as of December 31, 2004. The Fed's actions helped boost the rates in the Diversified Fund from .637 percent at the end of June to 1.615 percent at the end of December. The Direct Government Obligation Fund also benefited by the rate moves, increasing from .547 percent to 1.403 percent for the same time period. It is anticipated that rates will continue to move higher in the first part of 2005. At the time of the future Fed rate moves, participants will see immediate rate increases given the construction of the two portfolios. We encourage you to visit the website, www.ipait.org, to compare your overnight rates.

Balances within IPAIT shifted as public treasurers looked for ways to boost yields. The IPAIT Fixed Term Automated (FTA) program showed a significant increase in activity. In the last six months of 2004, IPAIT solicited 225 competitive bids on your, the participant's, behalf. IPAIT was able to successfully place roughly 37 percent of these bids. While IPAIT's FTA program did not always provide the highest bid, utilizing the program helped insure your local dollars receive a more competitive rate in the current environment. We continue to add Iowa financial institutions to our bidding process to provide IPAIT participants with the competitive rate environment; one of IPAIT's founding principles.

In August of 2004 IPAIT held its first shareholders meeting. As Securities and Exchange Commission (SEC) Registered Funds a proxy vote was held ratifying the following:

                                                                                  Direct
                                                                                Government
                                                                             -----------------
                                                       Diversified Fund       Obligation Fund
                                                      --------------------  ------------------
                                                       46% of Participants  33% of Participants
                                                           Responded              Responded
Proposals                                              Favorable Reponses     Favorable Reponses
---------                                                  In units               In units


Election of the Board of Trustees                          177,858,934           29,448,676
Ratification of the Selection of KPMG LLP as
  IPAIT's Auditors                                         177,699,255           29,448,676
Approve Advisor Agreement                                  149,657,137           29,448,676
Approve Rule 12b-1 Plan                                    149,426,162           29,448,676
Change in Investment Policy Permitting 397 Day Maturities  149,777,053           29,448,676

Other Business                                             163,565,825           29,448,676

The Board of Trustees is very pleased with the ongoing success of the IPAIT programs, and as always, would welcome any comments or suggestions that you might have.

Sincerely,

/s/ Don W. Kerker

Don Kerker,Chair
Board of Trustees

Management Report


To Iowa Public Agency Investment Trust Participants:

Although the recession was painful, it was mild by historical terms and the subsequent recovery has matched it in tenor. Reasonably strong growth in GDP over the past three years has not led to market conditions that many expected. Specifically, while short rates have been rising consistently with the Fed monetary action, the ten-year Treasury remains below where it began 2004. The labor market continues to add jobs and economic activity is strong. The current low inflation environment may not last which is causing the Fed to actively raise overnight rates to reduce the inflationary potential of excessively accommodative monetary policy. The bottom line for 2005 is that short rates are rising and long rates will likely follow.

The Fed began raising rates at the end of June, moving a total of 1.25 percent by year-end to 2.25 percent. The money market yield curve finally steepened as the market began to anticipate rising rates, and money market funds became more attractive against their bank CD counterparts. The rates on the IPAIT Diversified and Direct Government Obligations Portfolios have risen substantially over this time period due to the short maturity position maintained by each. We expect further improvements to occur, as the Fed continues to increase the fed funds target rate during 2005.

We remain committed to providing the best possible rate within an investing framework that emphasizes safety and liquidity above all else. Thank you for the opportunity to serve your cash management needs and we look forward to increasing yields in 2005.

Sincerely,

/s/ Jeffrey  D.  Lorenzen

Jeffrey D. Lorenzen, CFA
Chief Investment Officer
Investors Management Group

Management`s Discussion & Analysis


This section presents Management's Discussion and Analysis of the IPAIT Diversified Portfolio and Direct Government Obligation Portfolio financial performance during the six-month period ended December 31, 2004, and is presented as a narrative overview and analysis in conjunction with IPAIT's Trustee and Management Reports. The Management's Discussion and Analysis should be read in conjunction with the financial statements of IPAIT and the accompanying notes.

In addition to the historical information, the Management's Discussion and Analysis includes certain forward-looking statements that involve certain risks and uncertainties. The actual results of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

IPAIT is primarily responsible for providing proactive cash management practices and responsiveness to the unique needs of public agencies across the State of Iowa. IPAIT is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT operates both the Diversified Portfolio and Direct Government Obligation Portfolio. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.

Overview of the Financial Statements

The Management's Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio. The following components comprise the financial statements:

     o The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolios as of December 31.
     o The Statement of Operations displays the results of operations (income and expenses) of the portfolios for the six-month period ended December 31.
     o The Statement of Changes in Net Assets portray participant / unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolios for the six-month period ended December 31.
     o The Financial Highlights depict per share / per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses and net investment income to average net assets) and summary total net assets of the portfolios for the five most recent fiscal years and for the six-month period ended December 31.
     o The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolios.

Condensed Financial Information and Financial Analysis

Year-over-year variances with financial statement amounts are impacted by the level of average net assets, which fluctuate based on the overall levels of participant's invested balances in each portfolio. Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-overyear variances in the amount of investment income earned by the portfolios.

During the six-month period ended December 31, 2004, average net assets decreased 10.52 percent and 54.54 percent for the Diversified Portfolio and Direct Government Obligation Portfolio, respectively, compared to the average net assets for the same period in the prior year. Though the money market yield curve finally steepened as the market began to anticipate rising rates during second half of 2004, invested balances continued to decline as participants allocated funds to longer term fixed rate products with higher yields.

Condensed financial information as of and for the six-month periods ended December 31, 2004 and 2003 along with variance explanations follows:

Diversified Portfolio:

                         Balances as of       Balances as of      Percentage
                       December 31, 2004    December 31, 2003       Change
                       ---------------------------------------------------------
Total Investments        $221,088,413         $247,003,061         -10.49%
Net Assets               $221,582,170         $247,626,021         -10.52%
Investment Income          $1,804,447           $1,337,538          34.91%
Total Expenses               $514,287             $619,834         -17.03%
Net Investment Income      $1,290,160             $717,704          79.76%
Units Sold                525,528,162          441,471,454          19.04%
Units Redeemed            560,054,262          439,588,188          27.40%

Total investments and net assets as of December 31, 2004 declined 10.49 percent and 10.52 percent, respectively, compared to December 31, 2003, due to lower aggregate participant balances. Investment income increased 34.91 percent during the six-month period ended December 31, 2004 compared to the same period in 2003 due to rising market rates resulting in higher rate of return on assets. Net investment income increased 79.76 percent during the six-month period ended December 31, 2004 compared to the same period in 2003 primarily due to the portfolio generating higher rate of return on assets and lower average net assets resulting in a decrease to expenses. Total expenses decreased 17.03 percent during the six-month period ended December 31, 2004 compared to same period in 2003 due to lower average net assets, a contract amendment lowering the management fees and a waiver of other expenses effective August 28, 2003. Units sold and redeemed increased 19.04 and 27.40 percent, respectively, caused by an increase in participant gross outflows during the six-month period ending December 31, 2004 compared to the same period in 2003.

Direct Government Obligation Portfolio:

                        Balances as of        Balances as of         Percentage
                       December 31, 2004     December 31, 2003         Change
                       ---------------------------------------------------------
Total Investments         $22,131,039           $48,738,215           -54.59%
Net Assets                $22,157,021           $48,744,871           -54.54%
Investment Income            $238,792              $288,834           -17.33%
Total Expenses                $76,724              $143,339           -46.47%
Net Investment Income        $162,068              $145,495            11.39%
Units Sold                  8,163,077            26,518,821           -69.22%
Units Redeemed             23,700,372            30,210,686           -21.55%


Total investments and net assets as of December 31, 2004 declined 54.59 percent and 54.54 percent, respectively, compared to December 31, 2003, due to lower aggregate participant balances. Investment income decreased 17.33 percent during the six-month period ended December 31, 2004 compared to same period in 2003 as a result of net assets decreased by 55 percent. However, net investment income increased 11.39 percent during the six-month period ended December 31, 2004 compared to same period in 2003 primarily due to realizing higher rate of return on assets and lower average net assets resulting in a decrease to expenses. Total expenses decreased 46.47 percent during the six-month period ended December 31, 2004 compared to same period in 2003 due to lower average net assets, a contract amendment lowering the management fees and a waiver of other expenses effective August 28, 2003. Units sold and redeemed decreased 69.22 percent and 21.55 percent, respectively, caused by an increase in participant gross outflows during the six-month period ended December 31, 2004 compared to same period in 2003.


Iowa Public Agency Investment Trust
Diversified Portfolio
STATEMENT OF NET ASSETS (Unaudited) December 31, 2004
(Showing Percentage of Net Assets)
---------------------------------------------------------------------------------------------------------
                                                                         Yield at
         Par                                                             Time of               Amoritized
        Value                                Description                 Purchase   Date Due      Cost
        -----                                -----------                 --------   --------      ----
DISCOUNTED GOVERNMENT SECURITIES -- 4.06%
        $3,024,000 Federal National Mortgage Association, Discount Note   1.99%    01/07/05   $3,023,017
         3,000,000 Federal Home Loan Mortgage Corporation, Discount Note  1.94%    02/22/05    2,991,810
         3,000,000 Federal National Mortgage Association, Discount Note   2.02%    03/09/05    2,989,001
                                                                                             ------------
                     TOTAL (cost -- $9,003,828)                                               $9,003,828
                                                                                             ------------
COUPON SECURITIES -- 21.17%
       $3,217,000 Federal Home Loan Mortgage Corporation, 6.875%          1.17%    01/15/05    $3,225,337
        5,000,000 Federal Home Loan Mortgage Corporation, 6.875%          1.35%    01/15/05     5,012,564
        2,325,000 Federal National Mortgage Association, 7.125%           1.52%    02/15/05    2,340,779
        3,000,000 Federal National Mortgage Association, 7.125%           1.73%    02/15/05    3,019,535
        3,000,000 Federal Home Loan Bank, 1.55%                           2.15%    03/29/05    2,995,367
        4,000,000 Federal Home Loan Bank, 1.30%                           2.19%    04/11/05    3,990,290
        3,000,000 Federal Home Loan Bank, 4.625%                          2.03%    04/15/05    3,022,024
        2,550,000 Federal Home Loan Bank, 4.125%                          2.54%    05/13/05    2,564,510
        3,000,000 Federal Home Loan Bank, 3.56%                           2.09%    05/23/05    3,016,913
        2,000,000 Federal Home Loan Bank, 1.80%                           2.23%    06/17/05    1,996,062
        3,000,000 Federal Home Loan Bank, 1.43%                           2.34%    07/08/05    2,986,034
        3,000,000 Federal Home Loan Mortgage Corporation, 7.00%           2.56%    07/15/05    3,070,421
        3,180,000 Federal Home Loan Bank, 1.50%                           2.59%    08/19/05    3,158,424
          500,000 United States Treasury, 2.00%                           2.56%    08/31/05      498,182
        2,000,000 Federal Home Loan Mortgage Corporation, 2.875%          2.85%    09/15/05    2,000,235
        3,880,000 Federal Home Loan Bank, 7.248%                          2.90%    10/19/05    4,011,908
                                                                                             ------------
                     TOTAL (cost -- $46,908,585)                                             $46,908,585
                                                                                             ------------
CERTIFICATES OF DEPOSIT -- 7.56%

           $800,000  Exchange Bank, Collins                               1.60%    01/07/05     $800,000
            250,000  Ft. Madison Bank & Trust, Ft. Madison                1.60%    01/14/05      250,000
            250,000  Ft. Madison Bank & Trust, Ft. Madison                1.60%    01/21/05      250,000
            500,000  Ft. Madison Bank & Trust, Ft. Madison                1.60%    01/27/05      500,000
          1,000,000  Liberty Bank, West Des Moines                        1.60%    02/03/05    1,000,000
          1,000,000  Premier Bank, Dubuque                                1.60%    02/04/05    1,000,000
            250,000  Citizens Bank, Sac City                              1.60%    02/10/05      250,000
            500,000  Premier Bank, Rock Valley                            2.20%    02/25/05      500,000
            500,000  Farmers State Bank, Hawarden                         2.20%    02/28/05      500,000
            500,000  Premier Bank, Rock Valley                            2.20%    03/01/05      500,000
          1,000,000    St. Ansgar State Bank, St. Ansgar                  1.60%    03/04/05    1,000,000
            100,000  Maxwell State Bank, Maxwell                          1.60%    03/22/05      100,000
          1,000,000  First American Bank, Ames                            2.45%    03/30/05    1,000,000
            250,000  Citizens Bank, Sac City                              1.65%    04/01/05      250,000
            500,000    Ft. Madison Bank & Trust, Ft. Madison              1.75%    04/19/05      500,000
            250,000  Maquoketa State Bank, Maquoketa                      1.75%    04/21/05      250,000
            200,000  Maxwell State Bank, Maxwell                          1.75%    04/22/05      200,000


See accompanying notes to financial statements.


Iowa Public Agency Investment Trust
Diversified Portfolio
STATEMENT OF NET ASSETS (Unaudited), continued
December 31, 2004
(Showing Percentage of Net Assets)
-----------------------------------------------------------------------------------------------------

                                                                Yield at
        Par                                                     Time of                   Amortized
        Value                                Description        Purchase     Due Date       Cost
        -----                                -----------        --------     --------       ----
            500,000 Ft. Madison Bank & Trust, Ft. Madison          1.75%      04/29/05        500,000
          1,000,000 Liberty Bank, West Des Moines                  2.80%      06/07/05      1,000,000
            500,000 First American Bank, Ames                      2.40%      06/13/05        500,000
            250,000 Citizens Bank, Sac City                        2.45%      06/14/05        250,000
          1,000,000 American Bank, LeMars                          2.50%      06/14/05      1,000,000
            250,000 Citizens Bank, Sac City                        2.55%      08/12/05        250,000
            900,000 First State Bank, Ida Grove                    2.90%      08/25/05        900,000
          1,500,000 Union State Bank, Winterset                    2.55%      09/07/05      1,500,000
          1,000,000 American Bank, LeMars                          2.65%      09/27/05      1,000,000
          1,000,000 Premier Bank, Dubuque                          3.00%      11/21/05      1,000,000
                                                                                         -------------
                     TOTAL (cost -- $16,750,000)                                          $16,750,000
                                                                                         -------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 66.99%
        $51,426,000 Bear, Stearns & Company Inc.                   1.85%      01/03/05    $51,426,000
         42,000,000 Seattle-Northwest Securities Corporation       1.20%      01/03/05     42,000,000
         55,000,000 UBS Securities LLC                             2.15%      01/03/05     55,000,000
                                                                                         -------------
                     TOTAL (cost -- $148,426,000)                                        $148,426,000
                                                                                         -------------

TOTAL INVESTMENTS -- 99.78% (cost -- $221,088,413)                                       $221,088,413


EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .22%
                     (Includes $58,756 payable to IMG and $289,844
                     dividends payable to unitholders)                                   $    493,757
                                                                                         -------------
NET ASSETS -- 100%
                     Applicable to 221,582,170 outstanding units                         $221,582,170
                                                                                         -------------
NET ASSET VALUE:
                     Offering and redemption price per unit ($221,582,170
                     divided by 221,582,170 units outstanding)                                 $1.00
                                                                                         -------------


See accompanying notes to financial statements.


Iowa Public Agency Investment Trust Direct
Government Obligation Portfolio
STATEMENT OF NET ASSETS (Unaudited)
December 31, 2004
(Showing Percentage of Net Assets)
---------------------------------------------------------------------------------------------------

                                                                 Yield at
        Par                                                      Time of               Amortized
       Value                          Description                Purchase   Due Date      Cost
       -----                          -----------                --------   --------      ----
DISCOUNTED GOVERNMENT SECURITIES -- 9.01%
       $1,000,000 United States Treasury Bill                      1.66%    01/13/05      $999,457
        1,000,000 United States Treasury Bill                      1.83%    02/24/05       997,315
                                                                                       ------------
          TOTAL (cost -- $1,996,772)                                                    $1,996,772
                                                                                       ------------

COUPON SECURITIES -- 29.79%
        $1,000,000 United States Treasury, 1.625%                  1.20%    01/31/05    $1,000,348
        1,000,000 United States Treasury, 7.50%                    1.56%    02/15/05     1,007,211
        1,000,000 United States Treasury, 1.625%                   1.88%    03/31/05       999,380
        1,000,000 United States Treasury, 1.625%                   1.94%    04/30/05       998,969
          500,000 United States Treasury, 6.50%                    1.91%    05/15/05       508,361
          560,000 Financial Assistance Corporation, 8.80%          2.17%    06/10/05       576,070
          500,000 United States Treasury, 1.50%                    2.38%    07/31/05       497,467
          500,000 United States Treasury, 1.625%                   2.58%    09/30/05       496,509
          500,000 Private Export Funding, 6.62%                    2.28%    10/01/05       515,952
                                                                                       ------------
           TOTAL (cost -- $6,600,267)                                                   $6,600,267
                                                                                       ------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 61.08%

       $4,000,000 Bear, Stearns & Company Inc.                     1.25%    01/03/05    $4,000,000
        5,000,000 J. P. Morgan Securities, Inc.                    1.53%    01/03/05     5,000,000
        4,534,000 UBS Securities LLC                               1.50%    01/03/05     4,534,000
                                                                                       ------------
           TOTAL (cost -- $13,534,000)                                                 $13,534,000
                                                                                       ------------

TOTAL INVESTMENTS -- 99.88% (cost -- $22,131,039)                                      $22,131,039

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .12%
                  (Includes $6,838 payable to IMG and
                  $28,221 dividends payable to unitholders)

NET ASSETS -- 100%
                  Applicable to 22,157,021 outstanding units                               $25,982
                                                                                       ------------

NET ASSET VALUE:
                  Offering and redemption price per unit ($22,157,021                  $22,157,021
                  divided by 22,157,021                                                ------------
                  units outstanding)                                                         $1.00
                                                                                       ------------

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
STATEMENT OF OPERAIONS (Unaudited)
For the Six Months Ended December 31, 2004
------------------------------------------------------------------------------

                                                                      Direct
                                          Diversified Portfolio     Government
                                               Portfolio            Obligation
                                               ---------            ----------

INVESTMENT INCOME:
     Interest                                  $1,804,447             $238,792

EXPENSES:
     Investment advisory, administrative,
     and program support fees                     353,476               53,237
     Custody fees                                  52,514                7,829
     Distribution fees                            108,297               15,658
                                             -------------          ------------
Total Expenses                                    514,287               76,724
                                             -------------          ------------
NET INVESTMENT INCOME                          $1,290,160             $162,068



Iowa Public Agency Investment Trust
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the Six Months Ended December 31, 2004
-------------------------------------------------------------------------------

                                                                     Direct
                                               Diversified         Government
                                                Portfolio          Obligation
From Investment                                 ---------          ----------
     Activities: Net
     investment income
     distributed to unitholders                $1,290,160              $162,068


From Unit Transactions:
     (at constant net asset value of $1
     per unit)
     Units sold                              $525,528,162            $8,163,077
     Units issued in reinvestment
     of dividends from net
       investment income                        1,290,160               162,068
     Units redeemed                          (560,054,262)          (23,700,372)
                                             -------------          ------------
     Net decrease in net assets
     derived from unit transactions           (33,235,940)          (15,375,227)

Net assets at beginning of year               254,818,110            37,532,248
                                             -------------          ------------
Net assets at end of period                  $221,582,170           $22,157,021
                                             -------------          ------------


See accompanying notes to financial statements.


Iowa Public Agency Investment Trust
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------



                                          Six Months Ended            Year Ended June 30,
                                        December 31, 2004  ------------------------------------------
DIVERSIFIED PORTFOLIO                      (Unaudited)      2004      2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period        $1.000        $1.000   $1.000   $1.000   $1.000    $1.000
Net Investment Income                        0.012         0.006    0.009    0.021    0.053     0.051
Dividends Distributed                       (0.012)       (0.006)  (0.009)  (0.021)  (0.053)   (0.051)
                                        ---------------------------------------------------------------
Net Asset Value, End of Period              $1.000        $1.000   $1.000   $1.000   $1.000    $1.000

Total Return                                 0.60%*        0.60%    0.95%    2.14%    5.34%     5.13%
Ratio of Expenses to Average Net Assets      0.48%**       0.48%    0.56%    0.56%    0.56%     0.57%
Ratio of Net Income to Average Net Assets    1.19%**       0.59%    0.94%    2.07%    5.34%     5.13%
Net Assets, End of Period (000 Omitted)  $221,582      $254,818 $245,025 $253,948 $265,091  $216,460




                                         Six Months Ended            Year Ended June 30,
                                        December 31, 2004  ------------------------------------------
DIRECT GOVERNMENT OBLIGATION PORTFOLIO   (Unaudited)       2004      2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period        $1.000        $1.000   $1.000    $1.000   $1.000   $1.000
Net Investment Income                        0.011         0.005    0.009     0.018    0.052    0.050
Dividends Distributed                       (0.011)       (0.005)  (0.009)   (0.018)  (0.052)  (0.050)
                                        --------------------------------------------------------------
Net Asset Value, End of Period              $1.000        $1.000   $1.000    $1.000   $1.000   $1.000

Total Return                                 0.52%*        0.53%    0.91%     1.85%    5.16%    4.98%
Ratio of Expenses to Average Net Assets      0.49%**       0.51%    0.58%     0.58%    0.58%    0.58%
Ratio of Net Income to Average Net Assets    1.04%**       0.53%    0.92%     1.79%    5.16%    4.98%
Net Assets, End of Period (000 Omitted)    $22,157      $37,532  $52,291   $66,461  $59,976  $45,366


*  Not Annualized.
** Annualized.

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and Investors Management Group (IMG) serves as the Investment Adviser, Administrator and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolios and maintains insurance coverage for fidelity and errors and omissions exposures.

IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method.

Iowa Public Agency Investment Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued
--------------------------------------------------------------------------------

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2004, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $151,385,271 and $13,807,859 for the Diversified and Direct Government Obligation Portfolios, respectively.

Certificate of deposit amounts up to $100,000 are insured by the Federal Depository Insurance Company (FDIC). For public funds deposited in Iowa financial institutions in excess of the $100,000 FDIC insurance, the local financial institutions must comply with Iowa Code Section 12C.22 to insure appropriate collateralization. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from both federal income taxes pursuant to Section 115 of the internal revenue code and state income taxes.

Iowa Public Agency Investment Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), continued
--------------------------------------------------------------------------------

Fees and Expenses

Under separate agreements with IPAIT, IMG, the Investment Adviser, Administrator and Program Support provider, and Wells Fargo, the Custodian, are paid an annual fee for operating the investment programs.

For each of the portfolios, IMG receives .260 percent of the average daily net asset value up to $150 million, .215 percent from $150 to $250 million, and .170 percent exceeding $250 million for investment adviser and administrative fees. In addition, IMG receives .080 percent of the average daily net asset value for program support fees. For the six month period ended December 31, 2004 the Diversified and Direct Government Obligation Portfolios paid $353,476 and $53,237, respectively, to IMG for services provided.

For each of the portfolios, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. For the six month period ended December 31, 2004 the Diversified and Direct Government Obligation Portfolios paid $52,515 and $7,829, respectively, to Wells Fargo for services provided.

Under a distribution plan, the public agency associations collectively receive an annual fee of .100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2004 the Diversified and Direct Government Obligation Portfolios paid $65,881 and $13,929, respectively, to the Iowa League of Cities, and $15,510 and $1,729, respectively, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 2004, the Diversified Portfolio paid $26,906 to the Iowa State Association of Counties.

IPAIT is authorized to accrue .025 percent for operating expenses incurred directly by IPAIT. However, the accrual has been temporarily suspended from August 28, 2003 through December 31, 2004. As of January 1, 2005 a fee of .020 percent was reinstated. All fees are computed daily and paid monthly.

(2)   SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $18,146,897,162 and $2,288,559,633, respectively, for the six month period ended December 31, 2004. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $18,179,314,200 and $2,303,777,744, respectively, for the six month period ended December 31, 2004.

Iowa Public Agency Investment Trust
ADDITIONAL INFORMATION (Unaudited)
December 31, 2004
--------------------------------------------------------------------------------


Expenses of the Funds

The following table describes the expenses a participant may pay if they buy and hold units of the Funds. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended June 30, 2004.

                                                              Direct Government
                                                Diversified       Obligation
                                                   Units            Units
                                                -----------   -----------------
       Annual Fund Operating Expenses:
       Management fee expenses                     0.390%*           0.390%*
       Distribution (sponsorship) 12b-1 fees       0.100%            0.100%
       Other expenses                              0.025%**          0.025% **
                                                  -------           -------
            Total Annual Fund Operating Expenses   0.515%            0.515%

        * Management fee expenses charged to the Funds are based on net assets and determined on a sliding fee scale ranging from 0.39% to 0.29%.
        **  Other expense accrual has been temporarily suspended from August
            28, 2003 through December 31, 2004. As of January 1, 2005 a fee of 0.020% was
            reinstated.

The following examples are intended to help the participant compare the cost of investing in the Funds with the cost of investing in other funds. This assumes the participant invests $1,000 in each fund for the periods indicated, based on a hypothetical five percent return each year and the fund's expenses remain constant. The actual cost may be higher or lower.


                                         1 Year   3 Years   5 Years  10 Years
                                         ------  --------  --------  --------
        Diversified                        $5       $15      $27        $60
        Direct Government Obligation       $5       $16      $27        $62

These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

About Your Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a participant in the fund, you incur ongoing costs, including management fees, distribution fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

Iowa Public Agency Investment Trust
ADDITIONAL INFORMATION (Unaudited), continued
December 31, 2004
--------------------------------------------------------------------------------

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The expense table illustrates your fund's costs in two ways:

     o Based on Actual Fund Return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by a participant who invested $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
     o Based on Hypothetical 5% Return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no units were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other participant costs, please refer to the Information Statement dated October 29, 2004.

Iowa Public Agency Investment Trust
ADDITIONAL INFORMATION (Unaudited), continued
December 31, 2004
--------------------------------------------------------------------------------


Six Months Ended December 31, 2004
                                         Beginning      Ending       Expenses
                                      Account Value  Account Value  Paid During
                                       6/30/2004      12/31/2004      Period*
-------------------------------------------------------------------------------
Based on Actual Fund Return
  Diversified Fund                       $1,000.00     $1,006.04       $2.43
  Direct Government Obligation Fund       1,000.00      1,005.37        2.48
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  Diversified Fund                       $1,000.00     $1,022.79       $2.45
  Direct Government Obligation Fund       1,000.00      1,022.74        2.50
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Statement of Additional Information (SAI)

The SAI has additional information about the Funds' Directors and is available without charge, upon request, by calling 800-872-4024.

Schedule of Portfolio Holdings

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington DC 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

Proxy Voting

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investments for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. The law appears to require the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes. Form N-PX is available at www.sec. gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington DC. 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

Other Information

Units of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

                               BOARD OF TRUSTEES*


Don Kerker, Director of Finance            Craig Hall, Manager, Brooklyn
and Administrative Services,               Municipal Utility, Trustee
Muscatine Power and Water, Chair           Jody E. Smith, Director of
and Trustee                                Administrative Services, City of
Tom Hanafan, Mayor, Council Bluffs,        West Des Moines, Trustee
Vice Chair and Trustee                     Bob Haug, Executive Director, Iowa
Dianne Kiefer, Treasurer, Wapello          Association of Municipal Utilities,
County, Second Vice Chair and              Ex-Officio Member and Secretary
Trustee                                    Thomas Bredeweg, Executive Director,
Robert Hagey, Treasurer, Sioux             Iowa League of Cities, Ex-Officio
County, Trustee                            Member and Treasurer
Leon Rodas, General Manager,               William Peterson, Executive Director,
Spencer Municipal Utility, Trustee         Iowa State Association of Counties,
Floyd Magnusson, Supervisor,               Ex-Officio Member and Assistant
Webster County, Trustee                    Secretary
Susan Vavroch, City Treasurer,
Cedar Rapids, Trustee

                                SERVICE PROVIDERS

Administrator-Investment Adviser-          Custodian:
Program Support:                             Wells Fargo Bank, N.A.
   Investors Management Group                MAC N8200-034
   1415 28th Street, Suite 200               666 Walnut Street, P.O. Box 837
   West Des Moines, IA 50266-1461            Des Moines, IA 50304-0837

Legal Counsel:                             Independent Auditors:
   Ahlers & Cooney, P.C.                     KPMG LLP
   100 Court Avenue, Suite 600               2500 Ruan Center
   Des Moines, IA 50309                      Des Moines, IA 50309



                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                  www.ipait.org
                           1415 28th Street, Suite 200
                         West Des Moines, IA 50266-1461


*The Trustees are not compensated for Board service. Expenses incurred in attending meetings are paid by the Trust.